Expense Example - FidelityStockSelectorAllCapFund-KPRO - FidelityStockSelectorAllCapFund-KPRO - Fidelity Stock Selector All Cap Fund - Fidelity Stock Selector All Cap Fund - Class K	Nov. 29, 2022 USD ($)
Expense Example:
1 year	$ 59
3 years	186
5 years	324
10 years	$ 726